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       Investments(R)







                                                 February 4, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Value Fund (the "Fund")
     (File Nos. 2-32773; 811-07611)
     CIK No. 0000078758

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of the Fund's Class A, Class B, Class C, Class R, Class Y and Investor Class shares and the multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 64 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-05-000034) on January 28, 2005.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4947.

                                                 Very truly yours,


                                                 /s/ Jon-Luc Dupuy
                                                 Jon-Luc Dupuy
                                                 Associate Counsel



cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."